Share-based compensation (Tables)	9 Months Ended
Sep. 30, 2020
Statement [LineItems]
Summary of Weighted Average Assumptions of RPSU Plan Units Under Equity Method
The fair value and weighted average assumptions of the RSU plan units granted during the nine-month periods were as follows:

	Nine months ended September 30
	2020	2019
Average fair value of units granted (per unit)	$0.55	$2.77
Expected life of units (years)	3.0	3.0
Expected forfeiture rate	0.6%	1.0%

Summary of Stock Option Activity and Related Information

	Nine months ended September 30, 2020		Year ended December 31, 2019
Options	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding, beginning of period	89,178	$10.41	287,996	$25.34
Granted	917,490	0.56	—	—
Forfeited	(44,714)	12.06	(198,818)	32.04

Outstanding, end of period	961,954	$0.94	89,178	$10.41

Exercisable, end of period	44,464	$8.74	77,066	$10.67

Summary of Weighted Average Assumptions of Options Granted
The fair value and weighted average assumptions of the options granted during the nine-month periods were as follows:

	Nine months ended September 30
	2020	2019
Average fair value of options granted (per option)	$0.29	$—
Expected life of options (years)	2.2	—
Expected forfeiture rate	1.0%	—

Summary of Share-Based Compensation	Share-based compensation consisted of the following:

	Nine months ended September 30
	2020	2019
RSU grants	$2	$3

Share-based compensation	$2	$3

Restricted share unit plan [member]
Statement [LineItems]
Summary of Restricted and Performance Share Unit plan ("RPSU plan")

RSU plan (number of shares equivalent)	Nine months ended September 30, 2020	Year ended December 31, 2019
Outstanding, beginning of period	1,100,278	1,235,202
Granted	1,818,840	971,916
Vested	(507,565)	(574,706)
Forfeited	(36,244)	(532,134)

Outstanding, end of period	2,375,309	1,100,278

PSU Plan [member] | Options granted from June 2017 [member]
Statement [LineItems]
Summary of Restricted and Performance Share Unit plan ("RPSU plan")

PSU awards (number of shares equivalent)	Nine months ended September 30, 2020	Year ended December 31, 2019
Outstanding, beginning of period	92,424	163,129
Granted	376,310	144,211
Vested	—	(22,929)
Forfeited	(4,173)	(191,987)

Outstanding, end of period	464,561	92,424